Note 11 - Reportable Segments	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

11.  Reportable Segments

The Partnership’s operations consist of two reportable segments: (i) Pipeline Inspection and Integrity Services (“PI&IS”) and (ii) Water and Environmental Services (“W&ES”).

PI&IS – This segment represents the pipeline inspection and integrity services operations of the TIR Entities.  We aggregate these operating entities for reporting purposes as they have similar economic characteristics, including centralized management and processing.  This segment provides independent inspection and integrity services to various energy, public utility and pipeline companies.  The inspectors in this segment perform a variety of inspection and integrity services on midstream pipelines, gathering systems and distribution systems, including data gathering and supervision of third-party construction, inspection, and maintenance and repair projects.  Our results in this segment are driven primarily by the number and type of inspectors performing services for customers and the fees charged for those services, which depend on the nature and duration of the project.

W&ES – This segment includes the operations of ten SWD facilities and fees related to the management of three additional SWD facilities.  We aggregate these operating entities for reporting purposes as they have similar economic characteristics and have centralized management and processing.  Segment results are driven primarily by the volumes of produced water and flowback water we inject into our SWD facilities and the fees we charge for our services.  These fees are charged on a per barrel basis and vary based on the quantity and type of saltwater disposed, competitive dynamics and operating costs.  In addition, for minimal marginal cost, we generate revenue by selling residual oil we recover from the disposed water.

The following tables show operating income by reportable segment and a reconciliation of combined total segment operating income to net income before income tax expense.

	PI&IS	W&ES	Other	Total
	(in thousands)

Three months ended March 31, 2015

Revenue	$89,814	$4,252	$-	$94,066
Costs of services	81,816	1,701	-	83,517
Gross margin	7,998	2,551	-	10,549
General and administrative expense	4,286	872	104	5,262
Depreciation, amortization and accretion	626	632	-	1,258
Operating income	$3,086	$1,047	$(104)	4,029
Interest expense, net				1,007
Other expense, net				(8)
Net income before income tax expense				$3,030

Three months ended March 31, 2014

Revenue	$92,263	$5,260	$-	$97,523
Costs of services	83,976	2,127	-	86,103
Gross margin	8,287	3,133	-	11,420
General and administrative expense	4,345	609	-	4,954
Depreciation, amortization and accretion	635	926	-	1,561
Operating income	$3,307	$1,598	$-	4,905
Interest expense, net				785
Offering costs				446
Other expense, net				12
				$3,662

Total Assets

March 31, 2015	$141,896	$47,625	$2,269

December 31, 2014	$136,224	$50,296	$3,322